Long-Term Debt (Convertible Notes) (Detail) (0.875% Convertible Notes Due 2013 [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Nov. 30, 2006	Mar. 28, 2014 North America [Member]	Dec. 31, 2013 North America [Member]	Dec. 31, 2012 North America [Member]	Nov. 30, 2006 North America [Member]
Debt Instrument [Line Items]
Interest rate			0.875%	0.875%	0.875%
Debt instrument original issuance date	Nov. 30, 2006
Nonconvertible debt borrowing rate on debt instrument issuance date					7.35%
Liability component of convertible notes			$ 0	$ 355.0	$ 230.9
Unamortized discount		$ 0	$ 0	$ 20.4	$ 124.1